John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 69.7% (45.5% of Total investments)		$485,433,078
(Cost $361,686,619)
Communication services 2.9%		20,106,235
Diversified telecommunication services 2.6%
AT&T, Inc. (A)	485,000	9,108,300
Verizon Communications, Inc. (A)	200,000	9,238,000
Entertainment 0.3%
Warner Brothers Discovery, Inc. (B)	117,329	1,759,935
Consumer staples 1.3%		8,937,800
Tobacco 1.3%
Philip Morris International, Inc. (A)	92,000	8,937,800
Energy 13.6%		94,886,103
Oil, gas and consumable fuels 13.6%
BP PLC, ADR (A)(C)	705,950	20,740,811
Enbridge, Inc. (A)(C)	281,200	12,634,316
Kinder Morgan, Inc. (A)	969,001	17,432,328
ONEOK, Inc. (A)	210,000	12,545,400
The Williams Companies, Inc. (A)	925,000	31,533,248
Financials 3.5%		24,586,950
Banks 2.0%
PacWest Bancorp (A)(C)	255,000	7,147,650
Umpqua Holdings Corp. (A)	380,000	6,691,800
Capital markets 1.5%
Ares Management Corp., Class A (A)	150,000	10,747,500
Utilities 48.4%		336,915,990
Electric utilities 25.6%
Alliant Energy Corp. (A)	299,000	18,218,070
American Electric Power Company, Inc. (A)	110,000	10,841,600
Constellation Energy Corp. (A)(C)	118,333	7,821,811
Duke Energy Corp. (A)	220,000	24,184,600
Entergy Corp. (A)	60,000	6,907,800
Eversource Energy (A)	199,033	17,558,691
Exelon Corp. (A)	160,000	7,438,400
FirstEnergy Corp. (A)	435,000	17,878,500
OGE Energy Corp. (A)	530,000	21,772,400
Pinnacle West Capital Corp. (A)	50,000	3,673,500
PPL Corp. (A)	660,000	19,192,800
The Southern Company (A)(C)	135,000	10,380,150
Xcel Energy, Inc. (A)	170,000	12,440,600
Gas utilities 3.8%
Spire, Inc.	200,000	15,048,000
UGI Corp. (A)	265,000	11,437,400
Multi-utilities 19.0%
Algonquin Power & Utilities Corp.	210,000	9,634,800
Black Hills Corp. (A)	200,000	15,440,000
CenterPoint Energy, Inc. (A)	380,181	12,047,936
Dominion Energy, Inc. (A)	268,800	22,036,224
DTE Energy Company (A)	105,000	13,681,500
National Grid PLC, ADR (A)(C)	164,166	11,427,595
NiSource, Inc. (A)	670,000	20,368,000
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc. (A)	235,000	$15,432,450

Sempra Energy (A)	72,697	12,053,163
Preferred securities (D) 44.9% (29.3% of Total investments)		$312,823,023
(Cost $318,021,830)
Communication services 1.0%		6,953,400
Media 1.0%
Paramount Global, 5.750%	180,000	6,953,400
Consumer discretionary 0.9%		6,583,500
Internet and direct marketing retail 0.9%
QVC, Inc., 6.250% (A)	330,000	6,583,500
Consumer staples 2.6%		18,085,000
Food products 2.6%
Ocean Spray Cranberries, Inc., 6.250% (E)	180,850	18,085,000
Energy 0.8%		5,359,200
Oil, gas and consumable fuels 0.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (A)	210,000	5,359,200
Financials 14.6%		101,331,210
Banks 7.7%
Bank of America Corp., 7.250%	6,000	7,464,300
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)	240,650	6,384,445
First Republic Bank, 4.000% (A)	280,000	5,140,800
Fulton Financial Corp., 5.125% (A)	197,400	4,510,590
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (A)	188,000	4,807,160
The PNC Financial Services Group, Inc. (3 month LIBOR + 4.067%), 5.354% (A)(F)	291,600	7,368,732
Wells Fargo & Company, 7.500%	14,000	17,766,000
Capital markets 4.5%
Brookfield Finance, Inc., 4.625% (A)	170,000	3,279,300
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	249,227	6,599,531
Morgan Stanley, 6.500%	374,000	9,746,440
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)	430,025	11,288,156
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	643,750
Insurance 2.4%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (A)	211,825	5,441,784
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	284,213	7,622,593
Brighthouse Financial, Inc., 6.600% (A)	125,485	3,267,629
Health care 1.3%		9,250,000
Health care equipment and supplies 1.3%
Becton, Dickinson and Company, 6.000%	185,000	9,250,000
Real estate 1.3%		9,379,808
Equity real estate investment trusts 1.3%
Diversified Healthcare Trust, 5.625% (A)	554,690	9,379,808
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Utilities 22.4%		$155,880,905
Electric utilities 11.1%
American Electric Power Company, Inc., 6.125%	253,335	14,004,359
Duke Energy Corp., 5.750% (A)	160,000	4,240,000
NextEra Energy, Inc., 6.219%	590,000	31,199,200
NSTAR Electric Company, 4.250% (A)	13,347	1,166,261
NSTAR Electric Company, 4.780% (A)	100,000	9,552,311
PG&E Corp., 5.500%	40,000	4,153,200
SCE Trust II, 5.100% (A)	566,770	11,567,776
SCE Trust VI, 5.000% (A)	36,580	729,771
Union Electric Company, 3.700% (A)	12,262	947,576
Gas utilities 2.8%
South Jersey Industries, Inc., 8.750%	152,700	10,525,611
Spire, Inc., 5.900% (A)	183,775	4,662,372
Spire, Inc., 7.500%	77,057	4,118,697
Independent power and renewable electricity producers 2.0%
The AES Corp., 6.875%	150,000	13,614,000
Multi-utilities 6.5%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	300,000	7,653,000
DTE Energy Company, 6.250%	81,750	4,220,753
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)	352,044	8,114,614
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)	250,000	6,670,000
NiSource, Inc., 7.750%	149,635	17,606,054
Sempra Energy, 5.750% (A)	45,000	1,135,350

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 36.7% (24.0% of Total investments)				$255,659,466
(Cost $277,832,549)
Communication services 1.6%				11,570,559
Media 1.6%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	12,250,000	11,570,559
Consumer discretionary 2.2%				15,222,690
Automobiles 2.2%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	9,250,000	8,764,375
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	7,046,000	6,458,315
Energy 1.4%				9,488,322
Oil, gas and consumable fuels 1.4%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	10,000,000	9,488,322
Financials 27.9%				194,069,690
Banks 19.7%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(G)	5.875	03-15-28	7,000,000	6,623,750
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(G)	6.125	04-27-27	15,500,000	15,577,500
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(C)(G)	7.375	08-19-25	14,400,000	14,972,747
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (A)(C)(G)	6.000	07-06-23	18,000,000	15,712,406
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(C)(G)	6.375	04-06-24	2,500,000	2,247,038
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (G)	5.625	07-01-25	6,250,000	6,421,875
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (A)(G)	6.500	03-23-28	10,000,000	$9,778,000
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(C)(G)	5.625	07-15-30	4,000,000	3,960,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (G)	5.700	04-15-23	3,000,000	2,720,310
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(G)	6.750	02-01-24	7,334,000	7,535,685
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	9,750,000	9,849,971
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (G)	3.500	09-01-26	9,600,000	7,828,514
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (A)(C)(G)	4.100	02-15-31	9,230,000	7,178,171
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (G)	4.700	11-15-31	11,935,000	9,522,699
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (A)(G)	3.400	09-15-26	4,900,000	4,018,000
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (A)(G)	6.000	05-15-27	11,285,000	11,355,531
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(C)(G)	5.900	06-15-24	2,000,000	1,898,570
Capital markets 2.7%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (A)(G)	3.750	12-20-26	4,500,000	3,920,400
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (A)(C)(G)	4.000	06-01-26	6,000,000	5,456,220
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (A)(C)(G)	5.000	06-01-27	4,389,000	4,246,358
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(C)(G)	5.375	06-01-25	5,300,000	5,381,620
Consumer finance 2.0%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (G)	3.550	09-15-26	9,500,000	8,350,500
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (A)(C)(G)	6.125	06-23-25	5,500,000	5,615,628
Insurance 3.5%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (G)	6.000	06-01-25	7,000,000	7,104,922
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (E)(G)	6.500	11-13-26	10,000,000	7,325,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (A)(C)(E)(G)	7.000	05-13-25	11,549,000	9,468,275
Utilities 3.6%				25,308,205
Electric utilities 1.5%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (G)	5.000	12-15-26	4,650,000	3,922,663
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (G)	5.375	03-15-26	8,000,000	6,893,281
Multi-utilities 2.1%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(C)(G)	6.125	09-01-23	9,000,000	8,122,294

Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	7,000,000	6,369,967
Capital preferred securities (H) 1.1% (0.7% of Total investments)				$7,696,613
(Cost $9,141,705)
Financials 1.1%				7,696,613
Insurance 1.1%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (E)	7.875	12-15-37	6,990,000	7,696,613

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

	Par value^	Value
Short-term investments 0.8% (0.5% of Total investments)		$5,658,000
(Cost $5,658,000)
Repurchase agreement 0.8%		5,658,000
Repurchase Agreement with State Street Corp. dated 7-29-22 at 0.450% to be repurchased at $5,658,212 on 8-1-22, collateralized by $5,807,900 U.S. Treasury Notes, 2.125% due 3-31-24 (valued at $5,771,230)	5,658,000	5,658,000

Total investments (Cost $972,340,703) 153.2%	$1,067,270,180
Other assets and liabilities, net (53.2%)	(370,776,342)
Total net assets 100.0%	$696,493,838

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-22 was $648,491,606. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $68,625,229.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 7-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(D)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
The fund had the following country composition as a percentage of total investments on 7-31-22:
United States	88.6%
United Kingdom	4.8%
Canada	4.5%
France	1.4%
Other countries	0.7%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Sep 2022	$(103,184,998)	$(104,180,938)	$(995,940)
						$(995,940)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	96,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(327,447)	$(327,447)
								—	$(327,447)	$(327,447)

(a)	At 7-31-22, the 3 month LIBOR was 2.788%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$485,433,078	$485,433,078	—	—
Preferred securities
Communication services	6,953,400	6,953,400	—	—
Consumer discretionary	6,583,500	6,583,500	—	—
Consumer staples	18,085,000	—	$18,085,000	—
Energy	5,359,200	5,359,200	—	—
Financials	101,331,210	101,331,210	—	—
Health care	9,250,000	9,250,000	—	—
Real estate	9,379,808	9,379,808	—	—
Utilities	155,880,905	137,266,404	18,614,501	—
Corporate bonds	255,659,466	—	255,659,466	—
Capital preferred securities	7,696,613	—	7,696,613	—
Short-term investments	5,658,000	—	5,658,000	—
Total investments in securities	$1,067,270,180	$761,556,600	$305,713,580	—
Derivatives:
Liabilities
Futures	$(995,940)	$(995,940)	—	—
Swap contracts	(327,447)	—	$(327,447)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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